Interests in subsidiaries	12 Months Ended
Dec. 31, 2019
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Interests in subsidiaries

28 Interests in subsidiaries

Subsidiaries with material non-controlling interests

Non-controlling interests principally arise from the Group's listed investment in Malaysia (British American Tobacco (Malaysia) Berhad), where the Group held 50% of the listed holding company in 2019, 2018 and 2017. The Group has assessed that it exercises de facto control over Malaysia as it has the practical ability to direct the business through effective control of the Company’s Board as a result of the Group controlling the largest shareholding block in comparison to other shareholdings which are widely dispersed. Summarised financial information for Malaysia is shown below as required by IFRS 12. As part of the Group’s reporting processes, Malaysia report consolidated financial information for the Malaysia group which has been adjusted to comply with Group accounting policies which may differ to local accounting practice. Goodwill in respect of Malaysia, which arose as a result of the acquisition of the Rothmans group referred to in note 8, has not been included as part of the net assets below. In addition, no adjustments have been made to the information below for the elimination of intercompany transactions and balances with the rest of the Group.

Summarised financial information	2019 £m	2018 £m	2017 £m

Revenue	191	231	237

Profit for the year	65	87	89

– Attributable to non-controlling interests	33	43	44

Total comprehensive income	65	87	87

– Attributable to non-controlling interests	33	43	43

Dividends paid to non-controlling interests	(36)	(40)	(64)

Summary net assets:

Non-current assets	20	16	18

Current assets	97	116	101

Non-current liabilities	(4)	–	(5)

Current liabilities	(117)	(129)	(120)

Total equity at the end of the year	(4)	3	(6)

– Attributable to non-controlling interests	(2)	1	(3)

Net cash generated from operating activities	61	86	67

Net cash generated in investing activities	–	(2)	14

Net cash used in financing activities	(73)	(77)	(86)

Differences on exchange	–	1	(1)

Increase/(decrease) in net cash and cash equivalents	(12)	8	(6)

Net cash and cash equivalents at 1 January	10	2	8

Net cash and cash equivalents at 31 December	(2)	10	2

Subsidiaries subject to restrictions:

As a result of the Group’s Canadian subsidiary, Imperial Tobacco Canada (ITCAN), entering CCAA protection, the assets of ITCAN are subject to restrictions. The table below summarises the assets and liabilities of ITCAN:

Summarised financial information	2019 £m	2018 £m

Non-current assets	2,403	2,781
Current assets	768	394
Non-current liabilities	(131)	(129)
Current liabilities	(447)	(498)
	2,593	2,548

Under the terms of CCAA, the court has appointed FTI Consulting Canada Inc. to act as a monitor. This monitor has no operational input and is not involved in the management of the business. The Group considers that ITCAN continues to meet the requirements of IFRS 10 Consolidated Financial Statements, and, until such requirements are not met, the Group will continue to consolidate the results of ITCAN.

Whilst the Group continues to control the operations of its Canadian subsidiary, there are restrictions over the ability to access or use certain assets including the ability to remit dividends. Included in current assets are cash and cash equivalents of £595 million, of which £445 million is restricted (2018: £248 million, none of which was restricted) (note 17) and inventories of £117 million (2018: £105 million). Included in non-current assets for 2019 and 2018 is goodwill of £2.3 billion subject to impairment reviews (note 8). Included in current liabilities are trade and other payables of £310 million (2018: £362 million), the majority of which are amounts payable in respect of duties and excise. Refer to note 27 for information on the Quebec Class Actions.

Other shareholdings

The Group holds 92% of the equity shares of PT Bentoel Internasional Investama Tbk (“Bentoel”). In 2011, the Group sold 984 million shares, representing approximately 14% of Bentoel’s share capital, for the purposes of fulfilling certain obligations pursuant to Bapepam LK (Indonesia) takeover regulations. The Group simultaneously entered into a total return swap on 971 million of the shares. In June 2016, the Group and other investors participated in a rights issue by Bentoel, increasing its stake in Bentoel to 92%. Simultaneously, the Group amended the total return swap to take account of an addition 1,684 million shares. The shares subject to the total return swap now represent 7% of Bentoel’s issued capital. While the Group does not have legal ownership of these shares, it retains the risks and rewards associated with them which results in the Group continuing to recognise an effective interest in 99% of Bentoel’s net assets and results.

Refer to note 10 for information on the Group’s 42% investment in Tisak d.d..